Share capital and Contributed Surplus - Schedule of weighted-average assumptions of stock options granted (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CAD ($) Year $ / shares	Sep. 30, 2022 CAD ($) Year $ / shares	Sep. 30, 2021 CAD ($) Year $ / shares	Sep. 30, 2020 CAD ($) Year $ / shares
Disclosure of classes of share capital [line items]
Volatility	67.71%	90.48%	76.46%	67.71%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.65%	2.04%	0.35%	65.00%
Expected life (years) | Year	4.15	2.91	2.26	3.38
Weighted-average fair value per option | $	$ 16.1	$ 38.21	$ 50.4	$ 16.1
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock price	$ 28	$ 14.7	$ 49	$ 28
Exercise price	28	14.7	49	28
Top of range [Member]
Disclosure of classes of share capital [line items]
Stock price	49	126.7	159.6	49
Exercise price	$ 49	$ 126.7	$ 159.6	$ 49